Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of provision [Abstract]
Disclosure of reconciliation of provision for closure and reclamation [Table Text Block]
	Maracás Menchen Mine	Currais Novos Tungsten	Total
Balance at December 31, 2023	$5,712	$571	$6,283
Changes in estimated cash flows and discount rates	(3,891)	(38)	(3,929)
Accretion	284	30	314
Effect of foreign exchange	(967)	(124)	(1,091)
Balance at December 31, 2024	$1,138	$439	$1,577
Changes in estimated cash flows and discount rates	226	(12)	214
Accretion	94	36	130
Effect of foreign exchange	77	34	111
Balance at December 31, 2025	$1,535	$497	$2,032